Intangible Assets, Net (Details) $ in Millions	1 Months Ended		6 Months Ended
	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Purchase land use right	$ 5.9	¥ 42,690,000
Land use-right with net book value			$ 2.5		$ 2.6
Amortization expenses			$ 0.3	$ 0.3
Land use right, description			The term of the land use right is 50 years from 2023 to 2073.